Yieldstreet Alternative Income Fund Inc.

Schedule of Investments

September 30, 2024 (Unaudited)

	Rate	Reference Rate & Spread(a)	Maturity Date	Par Amount/Shares	Value
UNSECURED DEBT - 1.70%
SUPPLY CHAIN FINANCE - 1.70%(b(g))
Raistone Purchasing LLC - First Brands T14(c)(d)	N/A	N/A	10/30/2024	$2,089,740	$2,218,365
Total Supply Chain Finance					2,218,365

Total Unsecured Debt (Cost $2,089,740)					2,218,365

COMMERCIAL MORTGAGE BACKED SECURITIES - 8.92%
A10 Capital, LLC, Series 2023-GTWY(c)(d)	13.66%	1M SOFR + 8.50%	04/15/2040	3,000,000	2,999,940
A10 Capital, LLC, Series 2023-GTWY(c)(d)	12.41%	1M SOFR + 7.25%	04/15/2040	2,000,000	2,000,060
MSC A Mtge, Series 2021-ILP(c)	6.05%	1M SOFR + 0.89%	11/15/2036	2,461,859	2,443,442
MSC C Mtge, Series 2021-ILP(c)	6.65%	1M SOFR + 1.49%	11/09/2024	1,993,408	1,972,991
TTN B Mtge, Series 2021-MHC(c)	6.37%	1M SOFR + 1.21%	03/15/2026	2,267,663	2,261,085
Total Commercial Mortgage-Backed Securities (Cost $11,594,922)					11,677,518

COLLATERALIZED LOAN OBLIGATIONS - 15.03%
OTHER ABS - 15.03%
Ares XLI Clo, Ltd., Series 2021-41A(c)	11.60%	TSFR3M + 7.01%	04/15/2034	825,000	822,396
CIFC Funding 2019-III, Ltd., Series 2021-3A(c)	7.90%	TSFR3M + 3.31%	10/16/2034	2,230,000	2,233,608
CIFC Funding 2021-V, Ltd., Series 2021-5A(c)	11.35%	TSFR3M + 6.76%	07/15/2034	2,416,560	2,425,973
Dryden 65 CLO, Ltd., Series 2018-65A(c)	7.95%	TSFR3M + 3.36%	07/18/2030	1,500,000	1,494,521
Galaxy XXII CLO, Ltd., Series 2021-22A(c)	11.35%	TSFR3M + 6.76%	04/16/2034	1,144,562	1,144,562
Galaxy XXII CLO, Ltd., Series 2024-22A(c)	11.34%	TSFR3M + 6.75	04/16/2034	3,000,000	3,000,000
GoldenTree Loan Management US CLO 3, Ltd., Series 2018-3A(c)	7.70%	TSFR3M + 3.11%	04/20/2030	1,000,000	1,002,782
KKR CLO 28, Ltd., Series 2024-28A(c)	11.99%	TSFR3M + 7.40%	02/09/2035	1,000,000	1,006,506
Madison Park Funding LII, Ltd., Series 2021-52A(c)	8.00%	TSFR3M + 3.41%	01/22/2035	450,000	451,949
Palmer Square CLO 2021-2, Ltd., Series 2021-2A(c)	7.75%	TSFR3M + 3.16%	07/15/2034	1,340,000	1,344,919
Venture 43 CLO, Ltd., Series 2021-43A(c)	12.00%	TSFR3M + 7.41%	04/15/2034	3,000,000	2,733,402
Venture XXVIII CLO, Ltd., Series 2017-28A(c)	8.85%	TSFR3M + 4.26%	07/20/2030	2,000,000	2,006,896
Total Other ABS					19,667,514

Total Collateralized Loan Obligations (Cost $19,669,114)					19,667,514

FIRST-LIEN SENIOR SECURED TERM LOANS - 37.68%
ART - 2.19%
Colette Capital LLC(c)(d)	12.50%	N/A + –%	07/17/2026	2,800,000	2,865,219
Total Art					2,865,219

	Rate	Reference Rate & Spread(a)	Maturity Date	Par Amount/Shares	Value
COMMERCIAL REAL ESTATE – 11.36%(c)
Bridge - 4.46%(e)
Harrison Yards Project(d)	21.56%	1M SOFR + 16.40% Cash, 2.68% PIK (0.25% Floor) + –%	06/30/2024	$4,000,000	$5,846,596
Land – 3.82%
Edgewater(d)	N/A	N/A	07/01/2025	5,000,000	5,000,000
Hotel - 1.55%(e)
BIH Owner, LLC(d)(e)	10.50%	7.00% Cash + 3.50% PIK	07/31/2024	1,464,401	2,026,770
Retail - 1.53%
Avatar (SIC Leed Civic Plaza) TL(d)	9.25%	9.25%	02/01/2025	2,000,000	1,999,269
Total Commercial Real Estate					14,872,635

RESIDENTIAL REAL ESTATE – 18.90%
Multi-family – 18.90%
Invictus Real Estate Partners(c)(d)	18.19%	1M SOFR (0.10% Floor) + 13.13%	12/31/2024	6,919,254	6,902,353
Keystone - Villa Fifty2(c)(d)	7.74%	7.74%	12/01/2024	6,000,000	5,992,651
Merrick Parc(c)(d)	6.00%	1M SOFR + 0.67% , (6.00% Floor)	05/30/2025	2,264,398	2,256,632
Quadrant Finance Partners(c)(d)	13.00%	13.00%	08/31/2028	3,600,000	3,797,780
Urban Standard Capital, LLC(c)(d)	13.25%	PRIME + 5.25%	02/01/2024	5,285,396	5,779,684
Total Residential Real Estate					24,729,100

TRADE FINANCE - 5.24%
Sucres et Desnrees(c)(d)(f)	12.31%	3M SOFR +7.00%	04/30/2026	3,381,310	3,393,845
UsinaCoruripe Acucar e Alcool(c)(d)	12.70%	3M SOFR + 7.39%	09/30/2025	3,460,370	3,460,405
Total Trade Finance					6,854,250

Total First-Lien Senior Secured Term Loans (Cost $47,187,595)					49,321,204

EQUITY - 14.54%
Consumer Loans - 14.54%
EH YS Purchaser I LLC(c)(d)(g)(h)	N/A	N/A	N/A	2,449,557	$2,451,753
Lending Point(c)(d)(g)(h)	N/A	N/A	N/A	4,774,833	5,032,800
Octane Lending Inc.(c)(d)	N/A	N/A	N/A	5,647,685	5,600,005
Octane Lending Inc.(c)(d)	N/A	N/A	N/A	5,823,036	5,940,905
Total Consumer Loans					19,025,463

Total Equity (Cost $18,799,065)					19,025,463

INVESTMENTS IN INVESTEE FUNDS - 9.15%
Asset Management - 2.77%
Blue Owl Credit Income Corp.(c)(d)(g)	N/A	N/A	N/A	378,855	3,629,427
Total Asset Management					3,629,427

Legal - 6.38%
9RPJ1 Partners, LP(c)(d)(f)(g)(h)	N/A	N/A	N/A	5,489,776	4,967,982
BWA20C(c)(d)(g)(h)	N/A	N/A	N/A	3,300,000	3,373,567
Total Legal					8,341,549

Total Investments in Investee Funds (Cost $9,572,336)					11,970,976

PREFERRED EQUITY - 13.60%
Aviation - 10.04%
YS AVN-AVT V LLC(c)(d)(h)(i)	N/A	N/A	N/A	11,542,862	13,144,232
Total Aviation					13,144,232

Residential Real Estate - 3.56%
Multi-family - 3.56%
YS PP REQ I Hines Park, LLC(c)(d)(h)(j)	N/A	N/A	N/A	2,000,000	2,429,009

	Rate	Reference Rate & Spread(a)	Maturity Date	Par Amount/Shares	Value
YS PP REQ II Southgate Apartments, LLC(c)(d)(h)(k)	N/A	N/A	N/A	$2,000,000	$2,225,326
Total Residential Real Estate					4,654,335

Total Preferred Equity (Cost $15,542,862)					17,798,567

	7-Day Yield	Shares
MONEY MARKET MUTUAL FUNDS - 11.29%(l)(m)
SEI Government Fund, Class F (SEOXX)	4.79%	14,780,283	$14,780,283
Total Money Market Mutual Funds (Cost $14,780,283)			14,780,283

Total Investments - 111.91% (Cost $139,235,917)			$146,459,890
Liabilities in Excess of Other Assets - (11.91)%			(15,591,174)
Net Assets - 100.00%			$130,868,716

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

Reference Rates:

3M SOFR - 3 Month US SOFR as of September 30, 2024 was 5.31%

1M SOFR - 1 Month US SOFR as of September 30, 2024 was 5.16%

TSFR3M - 3 Month CME TERM SOFR as of September 30, 2024 was 4.59%

PRIME - US Prime Rate as of September 30, 2024 was 8.00%

(a)	Floating or variable rate investment. The rate in effect as of September 30, 2024 is based on the reference rate, as described above, plus the displayed spread as of the securities' last reset date. The interest rate shown is the rate in effect as of period-end and changes periodically.
(b)	This investment is purchased at a discount and accretes to par at the date the investments matures, Raistone Purchasing, LLC - First Brands T14, TL the per annum rate was 15.31%.
(c)	Restricted Security; these securities may only be sold in transactions exempt from registration under the Securities Act of 1933.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets (See Note 3).
(e)	Paid in kind security which may pay interest in additional par.
(f)	These investments have an unfunded commitment amount of $2,000,170 as of September 30, 2024.
(g)	Non-income producing security.
(h)	Affiliated Company.
(i)	Investment held through tax consolidated subsidiary YS-HP-S JV Corp.
(j)	Investment held through tax consolidated subsidiary YS PP REQ I, LLC
(k)	Investment held through tax consolidated subsidiary YS PP REQ II P, LLC
(l)	To obtain a copy of the Fund's shareholder report, please go to the Securities and Exchange Commission's website.
(m)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2024.

Below is a summary of the fund transactions with its affiliates during the period ended September 30, 2023:

Affiliated Investments

Name of Issuer	Fair Value at December 31, 2023	Purchases	Sales	Return of capital	Paydown	Net Change in Unrealized Gains (Losses)	Fair Value at September 30, 2024	Net Realized Gains (Losses)	Dividend Income
YS PP REQ I Hines Park, LLC	$2,391,818	$–	$–	$–	$–	$37,191	$2,429,009	$–	$–
YS PP REQ II P Southgate Apartments, LLC	2,273,789	–	–	–	–	(48,463)	2,225,326	–	–
YS AVN-AVT V LLC	12,451,596	–	–	–	–	692,636	13,144,232	–	518,657
EH YS Purchaser I LLC	3,767,771	–	(205,841)	–	(1,126,242)	16,065	2,451,753	–	203,916
9RPJ1 Partners, LP	4,677,315	225,924	–	(821,933)	–	886,676	4,967,982	–	–
BWA20C	2,871,337	–	–	(122,480)	–	624,710	3,373,567	–	–
Lending Point	5,022,008	618,312	(622,680)	–	–	15,160	5,032,800	(49,777)	6,455
	$33,455,634	$844,236	$(828,521)	$(944,413)	(1,126,242)	$2,223,975	$33,624,669	$(49,777)	$729,028

YieldStreet Prism Fund Inc.

Notes to Quarterly Schedule of Investments

September 30, 2024 (Unaudited)

1. Restricted Securities: As of September 30, 2024, investments in securities included issuers that are considered restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Directors as reflecting fair value.

Restricted securities as of September 30, 2024, were as follows:

Name of Issuer	% of Net Assets	Acquisition Date	Shares/Par	Cost	Fair Value
9RPJ1 Partners, LP	3.80%	1/8/2021	5,489,776	$3,652,240	$4,967,982
A10 Capital, LLC , Series 2023-GTWY	1.53%	2/1/2023	2,000,000	2,000,000	2,000,060
A10 Capital, LLC , Series 2023-GTWY	2.29%	2/1/2023	3,000,000	3,000,000	2,999,940
Ares XLI Clo, Ltd. , Series 2021-41A	0.63%	5/8/2024	825,000	827,665	822,396
Avatar (SIC Leed Civic Plaza) TL	1.53%	1/9/2023	2,000,000	2,000,000	1,999,269
BIH Owner, LLC	1.55%	7/22/2021	1,464,401	1,464,401	2,026,770
Blue Owl Credit Income Corp.	2.77%	1/18/2024	378,855	3,440,000	3,629,427
BWA20C	2.58%	10/5/2023	3,300,000	2,480,096	3,373,567
CIFC Funding 2019-III, Ltd. , Series 2021-3A	1.71%	8/26/2024	2,230,000	2,248,820	2,233,608
CIFC Funding 2021-V, Ltd. , Series 2021-5A	1.85%	5/15/2024	2,416,560	2,431,330	2,425,973
Colette Capital LLC	2.19%	7/21/2023	2,800,000	2,800,000	2,865,219
Dryden 65 CLO, Ltd. , Series 2018-65A	1.14%	5/15/2024	1,500,000	1,496,425	1,494,521
Edgewater	3.82%	5/2/2024	5,000,000	5,000,000	5,000,000
EH YS Purchaser I LLC	1.87%	12/8/2022	2,449,557	2,449,557	2,451,753
Galaxy XXII CLO, Ltd. , Series 2024-22A	2.29%	9/17/2024	3,000,000	3,000,000	3,000,000
Galaxy XXII CLO, Ltd. , Series 2021-22A	0.87%	3/27/2024	1,144,562	1,145,007	1,144,562
GoldenTree Loan Management US CLO 3, Ltd. , Series 2018-3A	0.77%	3/13/2024	1,000,000	1,001,115	1,002,782
Harrison Yards Project	4.46%	8/22/2023	4,000,000	4,140,063	5,846,596
Invictus Real Estate Partners	5.27%	3/29/2022	6,919,254	7,670,291	6,902,353
Keystone - Villa Fifty2	4.58%	6/28/2023	6,000,000	6,000,000	5,992,651
KKR CLO 28, Ltd. , Series 2024-28A	0.77%	5/15/2024	1,000,000	1,013,678	1,006,506
Lending Point	3.85%	9/22/2023	4,774,833	4,877,526	5,032,800
Madison Park Funding LII, Ltd. , Series 2021-52A	0.35%	3/22/2024	450,000	445,632	451,949
Merrick Parc	1.72%	1/31/2024	2,264,398	2,264,398	2,256,632
MSC A Mtge , Series 2021-ILP	1.87%	9/27/2023	2,461,859	2,412,179	2,443,442
MSC C Mtge , Series 2021-ILP	1.51%	5/2/2023	1,993,408	1,987,015	1,972,991
Octane Lending Inc.	4.28%	12/22/2023	5,647,685	5,648,946	5,600,005
Octane Lending Inc.	4.54%	4/17/2024	5,823,036	5,823,036	5,940,905
Palmer Square CLO 2021-2, Ltd. , Series 2021-2A	1.03%	9/6/2024	1,340,000	1,344,672	1,344,919
Quadrant Finance Partners	2.90%	9/29/2023	3,600,000	3,600,000	3,797,780
Raistone Purchasing LLC - First Brands T14	1.70%	5/2/2024	2,089,740	2,089,740	2,218,365
Sucres et Desnrees	2.59%	7/3/2024	3,381,310	3,390,346	3,393,845
TTN B Mtge , Series 2021-MHC	1.73%	3/30/2023	2,267,663	2,195,728	2,261,085
Urban Standard Capital, LLC	4.41%	3/11/2022	5,285,396	5,397,726	5,779,684
UsinaCoruripe Acucar e Alcool	2.63%	3/28/2024	3,460,370	3,460,370	3,460,405
Venture 43 CLO, Ltd. , Series 2021-43A	2.09%	4/11/2024	3,000,000	2,767,308	2,733,402
Venture XXVIII CLO, Ltd. , Series 2017-28A	1.53%	3/22/2024	2,000,000	1,947,462	2,006,896
YS AVN-AVT V LLC	10.03%	10/27/2022	11,542,862	11,542,862	13,144,232
YS PP REQ I Hines Park, LLC	1.86%	1/7/2021	2,000,000	2,000,000	2,429,009
YS PP REQ II Southgate Apartments, LLC	1.70%	2/2/2021	2,000,000	2,000,000	2,225,326
Total	100.62%			$124,455,634	$131,679,607

2. Unfunded Commitments – The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market. At September 30, 2024, the Fund had unfunded commitments shown below:

Investment	Unfunded Commitments as of September 30, 2024
9RPJ1 Partners, LP	$1,682,357
Sucres et Desnrees	317,813
New Mountain Capital	5,000,000